UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 – June 30, 2017

Item 1.  Schedule of Investments.

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 96.0%
California - 14.7%
$75,000	California Health Facilities Financing Authority, California RB, Series A	5.00%	04/01/25	$75,243
500,000	California State Public Works Board, California RB, Series B1	5.63	03/01/30	555,640
2,875,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	3,265,712
1,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	641,040
670,000	County of San Bernardino, California COP	5.00	08/01/28	671,782
1,450,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,669,023
1,000,000	Modesto Irrigation District, California RB (b)	1.39	09/01/27	945,090
1,000,000	Natomas Unified School District, California GOB (a)	5.05	08/01/26	610,320
1,000,000	Natomas Unified School District, California GOB (a)	5.14	08/01/27	576,120
3,050,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (b)	1.34	12/01/35	2,762,415
2,225,000	State of California, California GOB	5.50	08/01/29	2,332,801
130,000	State of California, California GOB, Series 07	5.13	10/01/27	130,458
1,500,000	Stockton East Water District, California COP, Series B (a)	5.96-5.97	04/01/20	1,277,565
2,200,000	Stockton East Water District, California COP, Series B (a)	6.09	04/01/26	1,301,740
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	272 ,333
				17,087,282

Principal	Security Description	Rate	Maturity	Value

Colorado - 1.2%
$1,350,000	State of Colorado Department of Transportation, Colorado COP	5.00%	06/15/41	$1,429,124

Connecticut - 2.6%
3,000,000	State of Connecticut, Connecticut GOB, Series A (b)	1.86	03/01/24	2,989,140

District of Columbia - 3.7%
1,350,000	Metropolitan Washington Airports Authority, District of Columbia RB, Series B	5.00	10/01/32	1,363,959
2,900,000	Washington Convention & Sports Authority, District of Columbia RB, Series A	4.50	10/01/30	2,907,772
				4,271,731
Florida - 7.0%
2,775,000	County of Miami-Dade Transit System, Florida RB	5.00	07/01/32	2,886,888
5,250,000	County of Orange FL Tourist Development Tax, Florida RB	5.00	10/01/19	5,305,650
				8,192,538
Illinois - 24.2%
2,465,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/32	2,829,697
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/33	1,149,930
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/41	1,135,460
500,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/27	535,375
525,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	597,397
980,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/33	1,033,028
3,000,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	3,495,660
1,975,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,118,642

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$1,500,000	Chicago Park District, Illinois GOB, Series C	5.00%	01/01/27	$1,616,130
920,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/29	990,932
1,250,000	Illinois Finance Authority, Illinois RB	5.00	07/01/46	1,250,150
1,000,000	Illinois Finance Authority, Illinois RB, Series A	5.25	08/15/33	1,042,160
850,000	Illinois Finance Authority, Illinois RB, Series A	5.50	04/01/44	898,093
3,500,000	Illinois Finance Authority, Illinois RB, Series A	5.00	02/15/45	3,844,050
525,000	Illinois Finance Authority, Illinois RB, Series D	6.25	11/01/28	561,603
1,805,000	Illinois State Toll Highway Authority, Illinois RB, Series A	5.00	01/01/40	2,028,730
1,030,000	University of Illinois, Illinois RB, Series A	5.13	04/01/36	1,115,088
900,000	University of Illinois, Illinois RB, Series A	5.00	04/01/39	982,215
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB, Series B	5.25	06/01/36	951,893
				28,176,233
Indiana - 1.8%
1,950,000	Indiana Finance Authority, Indiana RB, Series A	5.00	05/01/42	2,123,511

Kansas - 1.7%
2,000,000	State of Kansas Department of Transportation, Kansas RB, Series B-3 (b)	0.94	09/01/17	1,999,360

Maryland - 0.6%
625,000	Montgomery County Housing Opportunites Commission, Maryland RB, Series C	5.00	07/01/31	665,081

Massachusetts - 0.8%
880,000	Massachusetts Housing Finance Agency, Massachusetts RB, Series C	5.00	12/01/30	913,396

Principal	Security Description	Rate	Maturity	Value

Michigan - 0.5%
$550,000	Michigan State Building Authority, Michigan RB, Series A	5.20%	10/15/31	$629,310

Missouri - 0.9%
1,000,000	City of St. Louis MO Airport Revenue, Missouri RB	6.63	07/01/34	1,099,710

New York - 13.9%
1,000,000	Metropolitan Transportation Authority, New York RB, Series C	5.00	11/15/28	1,035,710
1,000,000	New York City Water & Sewer System, New York RB, Series A	5.75	06/15/40	1,047,150
5,000,000	New York City Water & Sewer System, New York RB, Series DD	5.00	06/15/32	5,190,700
50,000	New York State Dormitory Authority, New York RB	5.75	02/15/19	50,197
1,000,000	New York State Dormitory Authority, New York RB	5.00	07/01/38	1,041,610
2,500,000	New York State Dormitory Authority, New York RB	5.00	07/01/46	2,500,300
3,650,000	New York State Thruway Authority, New York RB, Series H	5.00	01/01/25	3,721,540
1,410,000	Schenectady Metroplex Development Authority, New York RB, Series A	5.50	08/01/33	1,661,347
				16,248,554
Ohio - 11.8%
2,950,000	American Municipal Power, Inc., Ohio RB, Series B	5.00	02/15/37	3,260,635
5,225,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.25	01/01/33	5,331,538

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$5,000,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.50%	01/01/43	$5,105,900
				13,698,073
Pennsylvania - 3.6%
1,300,000	Elizabethtown Area School District, Pennsylvania GOB	2.00	03/01/18	1,301,157
2,600,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series A-1	5.00	12/01/41	2,917,694
				4,218,851
Texas - 1.5%
2,000,000	County of Harris, Texas RB (b)	1.46	08/15/35	1,721,680

Virginia - 2.4%
2,775,000	Fairfax County Redevelopment & Housing Authority, Virginia RB	4.75	04/01/38	2,778,552

Washington - 3.1%
1,715,000	Central Puget Sound Regional Transit Authority, Washington RB	4.75	02/01/28	1,868,458
1,455,000	Everett Housing Authority, Washington RB (b)	4.89	06/01/37	1,470,568
250,000	State of Washington, Washington COP, Series D	5.45	07/01/28	266,513
				3,605,539

Total Municipal Bonds (Cost $108,946,481)	111,847,665

Shares	Security Description	Value

Money Market Fund - 2.8%
3,266,578	Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (b) (Cost $3,266,578)	3,266,578

Total Investments - 98.8% (Cost $112,213,059)*	$115,114,243
Other Assets & Liabilities, Net – 1.2%	1,354,871
Net Assets – 100.0%	$116,469,114

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2017.
COP Certificate of Participation
GOB General Obligation Bond
RB    Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$3,093,762
Gross Unrealized Depreciation	(192,578)
Net Unrealized Appreciation	$2,901,184

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	115,114,243
Level 3 - Significant Unobservable Inputs	-
Total	$115,114,243

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 98.8%
California - 89.5%
$1,000,000	Abag Finance Authority for Nonprofit Corps, California RB	5.00%	01/01/33	$1,143,160
1,160,000	Alameda Public Financing Authority, California RB	5.25	07/01/29	1,274,144
7,655,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/33	8,624,046
2,465,000	Anaheim Housing & Public Improvements Authority, California RB, Series A	5.00	10/01/34	2,769,526
12,735,000	Bay Area Toll Authority, California RB, Series B (a)	1.50	04/01/47	12,752,702
290,000	Bret Harte Union High School District, California COP	4.25	09/01/20	290,795
700,000	California Infrastructure & Economic Development Bank, California RB	5.00	08/15/23	730,702
500,000	California Infrastructure & Economic Development Bank, California RB	5.75	08/15/29	557,110
500,000	California State Public Works Board, California RB, Series B	6.00	04/01/27	541,905
500,000	California State Public Works Board, California RB, Series B1	5.40	03/01/26	552,575
4,100,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	4,657,190
1,000,000	California State Public Works Board, California RB, Series G1	5.75	10/01/30	1,103,760
600,000	California State Public Works Board, California RB, Series I-1	6.13	11/01/29	670,368

Principal	Security Description	Rate	Maturity	Value

$2,175,000	California Statewide Communities Development Authority, California RB, Series A	5.00%	08/15/46	$2,453,248
1,000,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	1,248,900
1,910,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/33	2,385,399
7,505,000	City & County of San Francisco CA, California COP, Series B	5.00	09/01/17	7,558,736
2,000,000	City of Fairfield, California COP, Series A (b)	6.55	04/01/30	1,282,080
1,000,000	City of Fresno Water System, California RB, Series A	5.25	06/01/18	1,003,650
5,000,000	City of Los Angeles Department of Airports, California RB, Series A	5.25	05/15/39	5,374,100
1,690,000	City of Vallejo Water Revenue, California RB	5.00	05/01/18	1,695,526
2,575,000	Coachella Valley Unified School District, California GOB, Series D	5.00	08/01/37	2,883,227
1,400,000	County of San Bernardino, California COP	5.00	08/01/28	1,403,724
1,275,000	County of San Bernardino, California COP	4.75	08/01/28	1,278,825
2,835,000	Dublin Unified School District, California GOB, Series D (b)	5.73	08/01/34	1,062,360
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,697,295
1,600,000	Fresno Unified School District, California GOB (b)	6.10	08/01/41	372,208
4,340,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/40	4,957,582

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$125,000	Golden State Tobacco Securitization Corp., California RB, Series A	4.60%	06/01/23	$128,889
1,000,000	Los Angeles Community Redevelopment Agency, California RB	5.00	09/01/37	1,011,540
9,000,000	Los Angeles Department of Water & Power System, California RB	5.25	07/01/38	9,383,940
5,140,000	Los Angeles Department of Water & Power System, California RB, Series A-1	5.00	07/01/39	5,140,617
8,575,000	Metropolitan Water District of Southern California, California RB	5.00	07/01/37	8,578,001
5,000,000	Metropolitan Water District of Southern California, California RB, Series A4 (a)	1.29	07/01/36	5,001,900
3,185,000	Modesto Irrigation District, California RB (a)	1.39	09/01/27	3,010,112
1,600,000	Modesto Irrigation District, California RB (a)	1.44	09/01/37	1,378,528
2,650,000	Oakland Unified School District/Alameda County, California GOB	6.63	08/01/38	3,219,962
770,000	Oxnard School District, California GOB, Series A	5.75	08/01/30	922,352
2,500,000	Port of Oakland, California RB, Series P	5.00	05/01/33	2,748,250
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California RB, Series C2 (a)	1.53	05/15/43	4,292,710
9,525,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (a)	1.34	12/01/35	8,626,888

Principal	Security Description	Rate	Maturity	Value

$2,000,000	Sacramento County Water Financing Authority, California RB, Series B (a)	1.36%	06/01/34	$1,763,380
5,475,000	San Bernardino City Unified School District, California GOB, Series C	5.00	08/01/40	6,243,252
1,000,000	San Diego Public Facilities Financing Authority, California RB, Series A	5.25	04/15/29	1,154,270
5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport, California RB, Series E	6.00	05/01/39	5,445,350
2,500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00	08/01/21	2,508,750
2,275,000	San Jose Unified School District, California GOB, Series D	5.00	08/01/32	2,376,374
105,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	76,881
895,000	San Mateo Union High School District, California GOB, Series A (b)	6.02	09/01/25	654,684
2,355,000	Sierra View Local Health Care District, California RB	5.25	07/01/37	2,355,283
5,000	State of California, California GOB	5.00	10/01/28	5,017
4,000,000	State of California, California GOB	5.50	08/01/29	4,193,800
20,000	State of California, California GOB	4.50	08/01/30	20,052
3,900,000	State of California, California GOB	6.00	04/01/35	4,234,737
305,000	State of California, California GOB	5.00	11/01/37	309,285

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$220,000	State of California, California GOB	5.00%	11/01/37	$222,798
2,825,000	State of California, California GOB	5.00	11/01/37	2,864,691
2,020,000	State of California, California GOB	6.00	04/01/38	2,189,680
1,710,000	State of California, California GOB	5.00	04/01/38	1,760,462
135,000	State of California, California GOB, Series 07	5.13	10/01/27	135,475
85,000	State of California, California GOB, Series 2007	5.75	05/01/30	85,335
3,300,000	Stockton East Water District, California COP, Series B (b)	5.96-6.00	04/01/21	2,646,765
2,000,000	Stockton East Water District, California COP, Series B (b)	6.08	04/01/25	1,257,740
1,300,000	Stockton Public Financing Authority, California RB, Series A	6.25	10/01/40	1,578,629
775,000	Stockton Unified School District, California GOB	5.00	07/01/27	889,948
1,600,000	Tulare County Board of Education, California COP	5.38	05/01/33	1,809,760
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	272,332
				172,823,262
Illinois - 9.3%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,098,760
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/35	1,080,530
2,050,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	2,388,701
2,325,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,494,097
1,755,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,980,868
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,128,700

Principal	Security Description	Rate	Maturity	Value

$1,580,000	Chicago Park District, Illinois GOB, Series C	5.00%	01/01/23	$1,757,908
1,600,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/37	1,724,432
3,895,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/40	4,180,309
				17,834,305

Total Municipal Bonds (Cost $185,313,967)	190,657,567

Shares	Security Description	Value

Money Market Fund - 0.1%
228,371	Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (a) (Cost $228,371)	228,371

Total Investments - 98.9% (Cost $185,542,338)*	$190,885,938
Other Assets & Liabilities, Net – 1.1%	2,137,845
Net Assets – 100.0%	$193,023,783

(a)	Variable rate security. Rate presented is as of June 30, 2017.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.
COP Certificate of Participation
GOB General Obligation Bond
RB    Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,904,184
Gross Unrealized Depreciation	(560,584)
Net Unrealized Appreciation	$5,343,600

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	190,885,938
Level 3 - Significant Unobservable Inputs	-
Total	$190,885,938

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 97.4%
Arkansas - 0.2%
$400,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$401,148

California - 2.9%
1,095,000	Anaheim Redevelopment Agency, California Tax Allocation Bond, Series A	5.00	02/01/31	1,119,429
520,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	649,428
350,000	Compton Unified School District, California GOB, Series D (a)	1.42	06/01/18	346,035
720,000	Elk Grove Unified School District, California COP	5.00	02/01/30	853,250
275,000	Placentia-Yorba Linda Unified School District, California COP, Series A	4.00	10/01/30	292,427
1,070,000	Solano County Community College District, California GOB (a)	1.39	08/01/29	925,432
400,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/18	417,324
670,000	Tulare City School District, California COP	2.00	11/01/20	671,615
				5,274,940
Colorado - 0.2%
250,000	County of Adams, Colorado COP	4.00	12/01/18	260,107

Connecticut - 9.8%
1,625,000	State of Connecticut, Connecticut GOB	5.00	08/15/28	1,875,721
2,575,000	State of Connecticut, Connecticut GOB, Series A	5.00	04/15/27	2,651,761
950,000	State of Connecticut, Connecticut GOB, Series A	5.00	03/15/28	1,079,419
600,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/20	637,296

Principal	Security Description	Rate	Maturity	Value

$3,800,000	State of Connecticut, Connecticut GOB, Series B	4.00%	05/15/25	$4,176,124
1,000,000	State of Connecticut, Connecticut GOB, Series E	5.00	09/15/23	1,142,300
3,190,000	State of Connecticut, Connecticut GOB, Series E	4.00	09/15/28	3,351,063
195,000	State of Connecticut, Connecticut GOB, Series F	5.00	11/15/28	222,756
2,200,000	University of Connecticut, Connecticut RB, Series A	5.00	03/15/30	2,532,002
				17,668,442
Illinois - 18.1%
500,000	Champaign Coles Et Al Counties Community College District No. 505, Illinois GOB	4.00	12/01/17	506,070
310,000	Chicago Park District, Illinois GOB, Series A	4.00	01/01/20	313,150
540,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/28	600,674
2,325,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	2,645,617
385,000	Chicago Park District, Illinois GOB, Series B	4.00	01/01/22	405,032
2,580,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/27	2,887,639
2,735,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/28	3,042,305
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,118,070
1,865,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/26	2,105,025
235,000	Cook County Community Consolidated School District No. 15 Palatine, Illinois GOB	5.00	12/01/23	274,316
725,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/20	801,546

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$1,190,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00%	12/01/22	$1,367,738
1,140,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/23	1,329,229
635,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.25	12/01/24	705,656
645,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.00	12/01/24	715,124
535,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	589,570
1,000,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/25	1,106,950
725,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/29	772,183
1,020,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/30	1,078,436
240,000	Cook County School District No. 29 Sunset Ridge, Illinois RB, Series A	3.00	12/01/20	249,317
570,000	Cook County School District No. 81 Schiller Park, Illinois GOB, Series B	4.00	12/01/19	600,455
1,500,000	Cook County Township High School District No. 227 Rich Township, Illinois GOB	2.00	12/01/18	1,517,895
825,000	Du Page County School District No. 33 West Chicago, Illinois GOB, Series B	4.00	12/01/26	898,978
500,000	Illinois Finance Authority, Illinois RB	5.00	11/15/25	566,460

Principal	Security Description	Rate	Maturity	Value

$4,560,000	University of Illinois, Illinois RB	5.00%	04/01/26	$5,040,396
700,000	University of Illinois, Illinois RB, Series A	5.00	04/01/30	786,513
780,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB	5.75	06/01/25	811,964
				32,836,308
Indiana - 0.3%
545,000	South Madison Middle School Building Corp., Indiana RB	2.00	07/15/18	550,210

Kentucky - 4.7%
300,000	Boone County School District Finance Corp., Kentucky RB	3.00	04/01/25	317,133
400,000	Corbin Independent School District Finance Corp., Kentucky RB	2.00	02/01/22	404,368
425,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/25	446,445
630,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	654,186
420,000	Grant County School District Finance Corp., Kentucky RB	3.00	04/01/24	438,283
1,000,000	Jefferson County School District Finance Corp., Kentucky RB, Series A	5.00	08/01/28	1,211,830
280,000	Kenton County School District Finance Corp., Kentucky RB	3.00	02/01/26	287,347
250,000	Kentucky State Property & Building Commission, Kentucky RB	2.50	10/01/18	254,340
1,175,000	Kentucky State Property & Building Commission, Kentucky RB	5.75	11/01/19	1,246,487
775,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/22	888,212

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$630,000	Madison County School District Finance Corp., Kentucky RB	5.00%	05/01/23	$735,002
1,040,000	Meade County School District Finance Corp., Kentucky RB	5.00	09/01/20	1,149,387
475,000	Owensboro Independent School District Finance Corp., Kentucky RB	4.00	09/01/20	507,799
				8,540,819
Louisiana - 8.5%
1,265,000	Louisiana Public Facilities Authority, Louisiana RB	5.00	06/01/22	1,447,805
1,650,000	State of Louisiana, Louisiana GOB, Series A	5.00	08/01/21	1,875,918
3,365,000	State of Louisiana, Louisiana GOB, Series A	5.00	04/01/27	4,079,322
3,000,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/26	3,639,240
2,375,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/29	2,803,925
1,345,000	State of Louisiana, Louisiana GOB, Series C	5.00	07/15/24	1,589,441
				15,435,651
Michigan - 4.3%
175,000	Battle Creek School District, Michigan GOB	5.00	05/01/28	208,521
1,065,000	Bellevue Community Schools, Michigan GOB, Series A	5.00	05/01/31	1,240,895
350,000	Central Michigan University, Michigan RB	5.00	10/01/24	421,334
225,000	Charles Stewart Mott Community College, Michigan GOB	3.00	05/01/24	238,127
1,215,000	Durand Area Schools, Michigan GOB	5.00	05/01/28	1,429,605
1,225,000	Durand Area Schools, Michigan GOB	5.00	05/01/29	1,429,048

Principal	Security Description	Rate	Maturity	Value

$500,000	Howell Public Schools, Michigan GOB, Series B	5.00%	05/01/25	$559,965
695,000	L'Anse Creuse Public Schools, Michigan GOB	5.00	05/01/25	840,679
210,000	Lansing School District, Michigan GOB	5.00	05/01/21	237,103
785,000	Oakland University, Michigan RB	5.00	03/01/29	919,635
200,000	Rockford Public Schools, Michigan GOB	5.00	05/01/22	230,684
				7,755,596
Minnesota - 0.1%
225,000	County of Wright, Minnesota GOB, Series A	4.50	12/01/19	228,449

Missouri - 2.6%
1,690,000	City of Cape Girardeau, Missouri RB	2.00	06/01/19	1,709,875
1,095,000	City of Springfield, Missouri RB, Series B	2.00	05/01/22	1,106,979
1,250,000	City of Springfield, Missouri RB, Series B	3.00	05/01/23	1,318,300
250,000	Liberty Public School District No. 53, Missouri COP	3.00	04/01/20	259,970
300,000	Missouri Joint Municipal Electric Utility Commission, Missouri RB, Series A	5.00	01/01/24	354,624
				4,749,748
New Jersey - 9.8%
200,000	Borough of Tuckerton, New Jersey GOB	2.00	03/01/18	200,930
1,000,000	Essex County Improvement Authority, New Jersey RB	4.75	11/01/32	1,010,260
1,035,000	Haddonfield Public Schools District, New Jersey GOB	2.00	09/01/20	1,047,720
2,945,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/22	3,398,559

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$3,175,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00%	07/01/23	$3,730,943
4,280,000	New Jersey Health Care Facilities Financing Authority, New Jersey RB, Series A	5.00	07/01/24	5,096,710
985,000	Township of Berkeley, New Jersey GOB	3.00	05/15/21	1,038,141
1,020,000	Township of Berkeley, New Jersey GOB	3.00	05/15/22	1,079,425
1,145,000	Township of Berkeley, New Jersey GOB	3.00	05/15/23	1,211,387
				17,814,075
New York - 1.7%
400,000	Metropolitan Transportation Authority, New York RB, Series H	5.00	11/15/30	462,516
1,000,000	New York City Transitional Finance Authority Future Tax Secured, New York RB, Series I2	5.00	11/01/21	1,108,990
1,330,000	New York State Dormitory Authority, New York RB	5.00	07/01/30	1,536,895
				3,108,401
North Dakota - 0.3%
460,000	City of Mandan, North Dakota GOB, Series B	5.00	05/01/18	475,093

Ohio - 2.3%
1,100,000	County of Hamilton OH Sales Tax, Ohio RB, Series A	5.00	12/01/30	1,246,751
2,200,000	Ohio Higher Educational Facility Commission, Ohio RB, Series A	5.13	01/01/28	2,244,154
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/23	225,890
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/24	227,892

Principal	Security Description	Rate	Maturity	Value

$215,000	Trotwood-Madison City School District, Ohio COP	4.00%	12/01/25	$246,042
				4,190,729
Oklahoma - 1.0%
1,800,000	Cleveland County Independent School District No. 2 Moore, Oklahoma GOB	2.75	03/01/21	1,881,792

Pennsylvania - 20.5%
845,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/19	853,188
1,020,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/20	1,060,616
1,060,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/21	1,110,551
1,025,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/22	1,027,439
230,000	Clearfield Area School District, Pennsylvania GOB	3.00	09/01/24	230,419
1,500,000	Commonwealth Financing Authority, Pennsylvania RB, Series B-1	5.00	06/01/25	1,777,575
4,760,000	Commonwealth of Pennsylvania, Pennsylvania GOB	5.00	01/15/27	5,758,696
1,000,000	Commonwealth of Pennsylvania, Pennsylvania GOB	5.00	01/15/28	1,200,450
500,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	11/15/22	571,695
1,555,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/24	1,844,261
300,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	04/01/26	346,293
1,125,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	09/15/26	1,363,196

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$1,825,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00%	03/15/27	$2,150,562
810,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	05/15/27	838,779
700,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	06/01/28	799,351
600,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	10/15/23	710,310
2,575,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series A	5.00	05/01/21	2,833,607
2,000,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series D	5.00	08/15/31	2,298,900
365,000	Deer Lakes School District, Pennsylvania GOB	2.63	04/01/25	366,832
1,460,000	East Stroudsburg Area School District, Pennsylvania GOB	2.00	09/01/21	1,480,820
110,000	East Stroudsburg Area School District, Pennsylvania GOB	5.00	09/01/29	112,994
615,000	Erie Parking Authority, Pennsylvania RB	4.00	09/01/21	668,234
250,000	Hampton Township School District, Pennsylvania GOB, Series A	3.00	11/15/17	251,878
425,000	Northern Tioga School District, Pennsylvania GOB	2.00	04/01/21	433,662
1,320,000	Northern York County School District, Pennsylvania GOB	5.00	11/15/29	1,517,525
265,000	Pennsylvania State University, Pennsylvania RB, Series A	5.00	03/01/28	282,230

Principal	Security Description	Rate	Maturity	Value

$200,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series B	5.00%	12/01/25	$240,972
750,000	Red Lion Area School District, Pennsylvania GOB	5.00	05/01/23	775,418
680,000	South Middleton School District, Pennsylvania GOB	3.00	09/01/26	694,450
1,300,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB Series D	5.00	07/01/28	1,453,569
525,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/32	581,028
430,000	Wyalusing Area School District, Pennsylvania GOB	2.00	04/01/21	435,766
1,120,000	York Suburban School District, Pennsylvania GOB	2.25	05/01/23	1,122,554
				37,193,820
Rhode Island - 0.6%
900,000	Rhode Island Health & Educational Building Corp., Rhode Island RB, Series A	5.00	09/15/30	1,047,690

South Dakota - 0.3%
315,000	South Dakota Board of Regents, South Dakota RB	4.00	04/01/18	321,980
250,000	South Dakota Board of Regents, South Dakota RB	5.00	04/01/19	266,133
				588,113
Tennessee - 0.6%
1,000,000	Tennessee State School Bond Authority, Tennessee RB, Second Series C	5.00	05/01/32	1,003,100

Texas - 5.9%
750,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	2.00	09/01/19	757,215

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$845,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	3.00%	09/01/23	$884,445
300,000	City of Houston, Texas GOB, Series A	5.00	03/01/24	344,115
295,000	City of League City, Texas GOB, Series B	5.00	02/15/30	330,282
500,000	Dallas/Fort Worth International Airport, Texas RB	5.25	11/01/27	579,190
1,750,000	Fort Bend County Levee Improvement District No. 15, Texas GOB, Series PK	1.50	09/01/21	1,745,275
200,000	Fort Bend County Municipal Utility District No. 2, Texas GOB	4.35	10/01/29	201,788
1,310,000	Harris County Municipal Utility District No. 153, Texas GOB	2.00	09/01/20	1,323,545
750,000	Harris County Municipal Utility District No. 290, Texas GOB	2.00	09/01/21	756,082
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/19	237,881
255,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/20	266,845
200,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/20	202,874
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/21	238,424
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/24	247,450
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/25	244,771
900,000	Lower Colorado River Authority, Texas RB	5.00	05/15/27	1,027,521
275,000	Lower Colorado River Authority, Texas RB	5.00	05/15/30	299,841

Principal	Security Description	Rate	Maturity	Value

$330,000	Reagan County Independent School District, Texas GOB	3.00%	02/15/23	$330,413
590,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	606,585
				10,624,542
Vermont - 0.1%
175,000	Vermont Housing Finance Agency, Vermont RB, Series B	1.95	05/01/23	175,259

Washington - 0.3%
395,000	Grant County Public Utility District No. 2, Washington RB, Series B	5.00	01/01/26	477,278

West Virginia - 0.9%
1,000,000	School Building Authority of West Virginia, West Virginia RB, Series A	5.00	07/01/21	1,003,550
560,000	West Virginia Economic Development Authority, West Virginia RB, Series A	5.00	06/01/26	644,006
				1,647,556
Wisconsin - 1.4%
600,000	Evansville Community School District, Wisconsin GOB	3.00	04/01/19	618,198
1,500,000	Wisconsin Health & Educational Facilities Authority, Wisconsin RB	5.00	04/01/27	1,830,375
				2,448,573

Total Municipal Bonds (Cost $176,844,766)	176,377,439

Shares	Security Description	Value

Money Market Fund - 2.5%
4,549,887	Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (b) (Cost $4,549,887)	4,549,887

Total Investments - 99.9% (Cost $181,394,653)*	$180,927,326
Other Assets & Liabilities, Net – 0.1%	132,523
Net Assets – 100.0%	$181,059,849

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2017.
COP        Certificate of Participation
GOB        General Obligation Bond
RB           Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,067,273
Gross Unrealized Depreciation	(1,534,600)
Net Unrealized Depreciation	$(467,327)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	180,927,326
Level 3 - Significant Unobservable Inputs	-
Total	$180,927,326

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

Municipal Bonds - 98.3%
Arkansas - 0.5%
$420,000	Bentonville School District No. 6, Arkansas GOB	4.50%	06/01/30	$421,205

California - 89.1%
715,000	Baldwin Park Unified School District, California GOB	4.00	08/01/22	802,001
1,035,000	California Health Facilities Financing Authority, California RB	5.00	10/01/33	1,171,941
2,200,000	California State Public Works Board, California RB, Series B	6.13	04/01/29	2,387,528
750,000	California State Public Works Board, California RB, Series D	5.00	06/01/25	915,728
650,000	California Statewide Communities Development Authority, California RB	4.00	11/01/22	724,178
200,000	California Statewide Communities Development Authority, California RB	5.00	11/15/23	237,436
350,000	Campbell Union High School District, California COP	5.00	08/01/24	351,278
300,000	Campbell Union High School District, California COP	5.00	08/01/27	301,095
710,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	2.50	09/01/21	735,468
800,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	3.00	09/01/23	848,584

Principal	Security Description	Rate	Maturity	Value

$2,050,000	Capistrano Unified School District School Facilities Improvement District No. 1, California GOB, Series B (a)	2.29%	08/01/20	$1,888,152
1,300,000	Capistrano Unified School District, California Special Tax Bond	3.00	09/01/25	1,334,814
750,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	936,675
275,000	Central Unified School District, California GOB	5.50	08/01/29	300,451
855,000	Chula Vista Elementary School District, California COP	5.00	09/01/22	999,734
610,000	Chula Vista Elementary School District, California COP	5.00	09/01/23	726,358
380,000	Chula Vista Elementary School District, California COP, Series A	5.00	09/01/19	410,765
305,000	City of Laguna Beach, California Special Assessment Bond	2.00	09/02/21	305,845
400,000	City of Los Angeles Department of Airports, California RB, Series B	5.00	05/15/30	455,276
840,000	City of Rocklin, California Special Tax Bond	3.50	09/01/26	865,687
200,000	City of Sacramento, California Special Tax Bond	5.00	09/01/24	234,196
745,000	City of San Clemente, California Special Assessment Bond	3.00	09/02/19	772,185
720,000	City of Tulare California Sewer Revenue, California RB	5.00	11/15/28	855,763
250,000	City of Ukiah California Water Revenue, California RB	4.00	09/01/18	258,725

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$275,000	Colton Public Financing Authority, California RB, Series A	5.00%	04/01/24	$311,754
500,000	Compton Unified School District, California GOB, Series D (a)	1.42	06/01/18	494,335
580,000	Corona Public Financing Authority, California RB	5.00	11/01/26	705,883
625,000	Corona-Norco Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/26	723,988
715,000	Cosumnes Community Services District, California COP	3.00	09/01/19	739,760
520,000	Cosumnes Community Services District, California COP	3.00	09/01/20	543,660
675,000	Cosumnes Community Services District, California COP	4.00	09/01/24	759,125
295,000	County of Santa Cruz, California COP	5.00	08/01/23	346,905
510,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/25	615,233
905,000	Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	4.00	08/01/28	995,772
1,475,000	Fresno County Financing Authority, California RB	5.00	04/01/27	1,781,284
1,500,000	Fresno County Financing Authority, California RB	5.00	04/01/28	1,790,835
330,000	Gilroy Unified School District, California COP	4.00	04/01/26	377,342
1,015,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,168,316

Principal	Security Description	Rate	Maturity	Value

$250,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00%	06/01/30	$286,223
660,000	Imperial Community College District, California GOB	5.00	08/01/29	756,380
580,000	Irvine Unified School District No. 1, California Special Tax Bond, Series 1	5.00	09/01/23	680,624
205,000	Los Angeles County Redevelopment Refunding Agency, California Tax Allocation Bond, Series A	5.00	09/01/20	228,089
510,000	Lynwood Unified School District, California COP	5.00	10/01/20	565,932
655,000	Lynwood Unified School District, California COP	5.00	10/01/24	783,242
695,000	Lynwood Unified School District, California COP	5.00	10/01/25	839,067
375,000	Lynwood Unified School District, California COP	5.00	10/01/28	443,344
270,000	Modesto Irrigation District, California RB, Series B	5.00	10/01/27	299,498
280,000	Mojave Unified School District School Facilities Improvement District No. 1, California GOB	4.00	08/01/20	302,764
1,000,000	Municipal Improvement Corp. of Los Angeles, California RB, Series B	5.00	11/01/26	1,238,910
975,000	Newman-Crows Landing Unified School District, California GOB	5.00	08/01/24	1,175,197
1,330,000	Norwalk-La Mirada Unified School District, California GOB, Series B (a)	1.50	08/01/21	1,238,682

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value
$400,000	Orange Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00%	09/01/22	$463,472
855,000	Palmdale Elementary School District, California COP, Series A	3.00	10/01/21	900,939
350,000	Perris Joint Powers Authority, California Special Tax Bond, Series E	2.00	09/01/18	351,152
200,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/25	241,458
445,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/27	525,389
365,000	Poway Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/15/21	417,943
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	290,123
350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/25	407,624
1,735,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/29	2,039,163
655,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/20	677,519
970,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/21	1,009,120

Principal	Security Description	Rate	Maturity	Value

$1,100,000	Poway Unified School District, California Special Tax Bond	5.00%	09/01/27	$1,297,384
1,125,000	Rancho Cucamonga Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/26	1,384,177
325,000	Rio Elementary School District Community Facilities District, California Special Tax Bond	3.25	09/01/26	328,084
720,000	Riverside County Asset Leasing Corp., California RB	5.00	11/01/26	822,377
250,000	Riverside County Asset Leasing Corp., California RB	4.00	06/01/28	268,463
300,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond	5.00	10/01/25	365,469
875,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond, Series B	5.00	10/01/25	1,060,447
300,000	Sacramento Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/01/19	325,812
500,000	San Jose Redevelopment Agency, California Tax Allocation Bond, Series D	5.00	08/01/22	501,745
1,090,000	San Luis Water District, California COP, Series A	5.00	08/01/22	1,268,248
1,045,000	Santa Ana Unified School District, California GOB, Series 2008-A	5.50	08/01/30	1,094,355
225,000	Santa Clara County Board of Education, California COP	5.00	04/01/21	256,502
1,525,000	Solano County Community College District, California GOB (a)	1.39	08/01/29	1,318,957

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

$500,000	Sonoma Community Development Agency Successor Agency, California Tax Allocation Bond	5.00%	12/01/30	$553,395
455,000	State of California Department of Veterans Affairs, California RB, Series A	3.50	12/01/25	477,786
4,225,000	State of California, California GOB	3.50	08/01/27	4,644,416
1,075,000	State of California, California GOB	5.00	09/01/27	1,321,336
1,000,000	State of California, California GOB	5.00	10/01/29	1,085,590
1,250,000	State of California, California GOB, Series C (b)	1.42	12/01/28	1,246,137
785,000	Stockton Unified School District, California GOB	4.00	08/01/18	810,544
1,135,000	Stockton Unified School District, California GOB	5.00	08/01/26	1,388,366
510,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/28	595,318
415,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/18	432,920
370,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/19	399,367
430,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/24	521,151
1,200,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/27	1,454,592
310,000	Travis Unified School District, California COP	4.00	09/01/19	328,482
375,000	Travis Unified School District, California COP	4.00	09/01/22	417,566
685,000	Tulare City School District, California COP	2.00	11/01/21	686,404
500,000	Val Verde Unified School District, California COP, Series A	4.10	03/01/20	523,265

Principal	Security Description	Rate	Maturity	Value

$215,000	Val Verde Unified School District, California COP, Series A	5.00%	08/01/26	$260,182
1,000,000	Val Verde Unified School District, California GOB, Series A	5.00	08/01/26	1,235,010
850,000	Victor Valley Union High School District, California COP, Series A	2.00	11/15/24	850,289
300,000	Waugh School District, California Special Tax Bond	4.00	09/01/20	325,812
				76,185,857
Illinois - 7.2%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,125,150
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/31	1,118,070
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,118,070
1,175,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/24	1,281,185
625,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	686,119
500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	569,445
255,000	Grundy & Kendall Counties Consolidated Grade School District No. 60, Illinois GOB, Series C	4.00	02/01/21	274,209
				6,172,248
Kentucky - 0.2%
125,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	128,855

Michigan - 0.3%
285,000	Macomb Township Building Authority, Michigan RB	4.25	04/01/23	291,518

Pennsylvania - 0.3%
225,000	Wellsboro Area School District, Pennsylvania GOB	3.00	04/15/21	237,866

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Principal	Security Description	Rate	Maturity	Value

Texas - 0.7%
$575,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00%	11/01/25	$591,163

Total Municipal Bonds (Cost $84,389,666)	84,028,712

Shares	Security Description	Value

Money Market Fund - 2.0%
1,697,527	Fidelity Investments Money Market Government Portfolio - Class I, 0.82% (b) (Cost $1,697,527)	1,697,527

Total Investments - 100.3% (Cost $86,087,193)*	$85,726,239
Other Assets & Liabilities, Net – (0.3)%	(250,043)
Net Assets – 100.0%	$85,476,196

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Variable rate security. Rate presented is as of June 30, 2017.
COP Certificate of Participation
GOB General Obligation Bond
RB    Revenue Bond

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$487,559
Gross Unrealized Depreciation	(848,513)
Net Unrealized Depreciation	$(360,954)

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	85,726,239
Level 3 - Significant Unobservable Inputs	-
Total	$85,726,239

The Level 2 value displayed in this table are Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Shares	Security Description	Value

Common Stock - 93.7%
Basic Materials - 5.6%
500	LyondellBasell Industries NV, Class A	$42,195
200	Packaging Corp. of America	22,278
2,800	The Mosaic Co.	63,924
		128,397
Capital Goods / Industrials - 6.8%
400	Eaton Corp. PLC	31,132
900	Nielsen Holdings PLC	34,794
300	Republic Services, Inc.	19,119
100	Stanley Black & Decker, Inc.	14,073
300	The Boeing Co.	59,325
		158,443
Consumer Cyclicals - 3.4%
1,000	L Brands, Inc.	53,890
1,200	Mattel, Inc.	25,836
		79,726
Consumer Discretionary - 1.4%
700	Coach, Inc.	33,138

Consumer Staples - 6.7%
300	PepsiCo, Inc.	34,647
500	The Procter & Gamble Co.	43,575
1,000	Wal-Mart Stores, Inc.	75,680
		153,902
Energy - 13.2%
900	BP PLC, ADR	31,185
300	Chevron Corp.	31,299
1,200	ConocoPhillips	52,752
600	Helmerich & Payne, Inc.	32,604
1,400	Occidental Petroleum Corp.	83,818
500	Schlumberger, Ltd.	32,920
600	Valero Energy Corp.	40,476
		305,054
Financials - 20.8%
500	BB&T Corp.	22,705
600	BOK Financial Corp.	50,478
340	Chubb, Ltd.	49,429
1,000	FNF Group	44,830
500	JPMorgan Chase & Co.	45,700
500	M&T Bank Corp.	80,975
1,100	MetLife, Inc.	60,434
1,300	Morgan Stanley	57,928
1,300	U.S. Bancorp	67,496
		479,975
Health Care - 16.3%
500	AbbVie, Inc.	36,255
100	Amgen, Inc.	17,223
600	AstraZeneca PLC, ADR	20,454
300	Cardinal Health, Inc.	23,376
800	Eli Lilly & Co.	65,840
500	Gilead Sciences, Inc.	35,390

Shares	Security Description	Value

700	HealthSouth Corp.	$33,880
200	Johnson & Johnson	26,458
2,200	Koninklijke Philips NV, ADR	78,804
900	Novo Nordisk A/S, ADR	38,601
		376,281
Technology - 15.1%
2,500	Cisco Systems, Inc.	78,250
200	Harris Corp.	21,816
2,300	HP, Inc.	40,204
1,600	Intel Corp.	53,984
200	International Business Machines Corp.	30,766
600	Microsoft Corp.	41,358
1,100	QUALCOMM, Inc.	60,742
300	Texas Instruments, Inc.	23,079
		350,199
Telecommunications - 1.0%
500	Verizon Communications, Inc.	22,330

Transportation - 1.4%
300	Union Pacific Corp.	32,673

Utilities - 2.0%
1,300	Exelon Corp.	46,891

Total Common Stock (Cost $1,957,996)	2,167,009

Money Market Fund - 5.8%
133,181	Federated Government Obligations Fund, Institutional Class, 0.83% (a) (Cost $133,181)	133,181

Total Investments - 99.5% (Cost $2,091,177)*	$2,300,190

Other Assets & Liabilities, Net – 0.5%	12,533
Net Assets – 100.0%	$2,312,723
ADR PLC (a)	American Depositary Receipt Public Limited Company Variable rate security. Rate presented is as of June 30, 2017.
*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$279,480
Gross Unrealized Depreciation	(70,467)
Net Unrealized Appreciation	$209,013

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$2,167,009
Level 2 - Other Significant Observable Inputs	133,181
Level 3 - Significant Unobservable Inputs	-
Total	$2,300,190

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Shares	Security Description	Value

Common Stock - 91.4%
Basic Materials - 2.5%
8,600	The Mosaic Co.	$196,338

Capital Goods / Industrials - 7.3%
4,438	Johnson Controls International PLC	192,432
2,600	Nielsen Holdings PLC	100,516
2,700	Pentair PLC	179,658
2,500	Sensata Technologies Holding NV (a)	106,800
		579,406
Consumer Cyclicals - 4.9%
3,400	L Brands, Inc.	183,226
15,800	TRI Pointe Group, Inc. (a)	208,402
		391,628
Consumer Discretionary - 6.9%
5,700	AutoNation, Inc. (a)	240,312
9,300	Discovery Communications, Inc., Class C (a)	234,453
3,000	Lions Gate Entertainment Corp., Class B (a)	78,840
		553,605
Consumer Staples - 3.3%
1,300	PepsiCo, Inc.	150,137
1,300	The Procter & Gamble Co.	113,295
		263,432
Energy - 6.6%
3,300	Cabot Oil & Gas Corp.	82,764
5,800	Devon Energy Corp.	185,426
4,100	National Oilwell Varco, Inc.	135,054
5,200	Range Resources Corp.	120,484
		523,728
Financials - 22.5%
6,100	Air Lease Corp.	227,896
2,900	American Express Co.	244,296
1,900	American International Group, Inc.	118,788
13,300	Bank of America Corp.	322,658
2,300	BOK Financial Corp.	193,499
5,750	Brookfield Asset Management, Inc., Class A	225,457
1,800	M&T Bank Corp.	291,510
1,400	MetLife, Inc.	76,916
5,800	Radian Group, Inc.	94,830
34	Trisura Group, Ltd. (a)	565
		1,796,415
Health Care - 19.3%
1,500	AbbVie, Inc.	108,765
3,200	AstraZeneca PLC, ADR	109,088

Shares	Security Description	Value

1,200	Becton Dickinson and Co.	$234,132
1,700	Cardinal Health, Inc.	132,464
1,600	DaVita, Inc. (a)	103,616
3,900	HealthSouth Corp.	188,760
8,500	Koninklijke Philips NV, ADR	304,470
700	Laboratory Corp. of America Holdings (a)	107,898
1,400	Medtronic PLC	124,250
2,900	Novo Nordisk A/S, ADR	124,381
		1,537,824
Technology - 14.6%
7,800	Cisco Systems, Inc.	244,140
5,500	Corning, Inc.	165,275
8,500	HP, Inc.	148,580
6,400	Intel Corp.	215,936
700	International Business Machines Corp.	107,681
1,600	Microsoft Corp.	110,288
3,200	QUALCOMM, Inc.	176,704
		1,168,604
Transportation - 3.5%
1,200	Kansas City Southern	125,580
1,400	Union Pacific Corp.	152,474
		278,054

Total Common Stock (Cost $6,528,817)	7,289,034

Money Market Fund - 6.3%
501,985	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class 0.85% (b) (Cost $501,985)	501,985

Total Investments - 97.7% (Cost $7,030,802)*	$7,791,019

Other Assets & Liabilities, Net – 2.3%	184,207
Net Assets – 100.0%	$7,975,226

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$938,815
Gross Unrealized Depreciation	(178,598)
Net Unrealized Appreciation	$760,217

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2017

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2017.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$7,289,034
Level 2 - Other Significant Observable Inputs	501,985
Level 3 - Significant Unobservable Inputs	-
Total	$7,791,019

The Level 1 value displayed in this table is Common Stock.  The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level Level 1, Level 2 and Level 3 for the period ended June 30, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 10, 2017

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 10, 2017